Shareholder Report, Line Graph (Details) - USD ($)		10 Months Ended	12 Months Ended	22 Months Ended	34 Months Ended	46 Months Ended	58 Months Ended	70 Months Ended
	Dec. 16, 2019	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000215718
Account Value [Line Items]
Line Graph and Table Measure Name			Anfield U.S. Equity Sector Rotation ETF
Accumulated Value	$ 10,000	$ 10,636		$ 14,785	$ 12,502	$ 12,898	$ 18,477	$ 23,021
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000	$ 10,409		$ 14,876	$ 12,703	$ 13,991	$ 19,310	$ 23,453